Non-controlling Interest In Subsidiaries (Non-controlling interest in subsidiaries ) (Details) - CAD shares in Millions, CAD in Millions			12 Months Ended
		Dec. 17, 2015	Dec. 31, 2016	Mar. 22, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest			CAD 112		CAD 134
Icd Utilities Limited [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest			CAD 53		52
Emera (Caribbean) Incorporated Parent [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	[1]				CAD 25
Indirect Wholly-owned Subsidiary, Shares Acquired		2.6	0.7
Equity Method Investment, Ownership Percentage			95.50%	80.70%
Controlling Interest Ownership Percentage By Parent			100.00%	95.50%	95.50%
Grand Bahama Power Company Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Amount Represented by Preferred Stock			CAD 34		CAD 34
Dominica Electricity Services Ltd. [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest			CAD 25		CAD 23
Noncontrolling Interest, Ownership Percentage by Parent			51.90%

[1]
(1) On December 17, 2015, an indirect wholly owned subsidiary of Emera acquired approximately 2.6 million ECI shares, increasing its ownership interest from 80.7 per cent to 95.5 per cent. On March 22, 2016, an indirect wholly-owned subsidiary of Emera acquired 0.7 million ECI shares (which owns 51.9 per cent share of Domlec), increasing Emera's ownership interest in ECI from 95.5 to 100 per cent.